Debt and Capital Lease Obligations (UPC Broadband Holding Bank Facility) (Narrative) (Details) - UPC Broadband Holding Bank Facility [Member] € in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Portion of debt, default of which triggers event of default				€ 50.0	$ 60,500,000
Gains (losses) on extinguishment of debt	$ (16,500,000)	$ (11,900,000)	$ (16,300,000)
Mandatory prepayment amount that does not trigger repayment				100.0	121,000,000
Write off of deferred debt issuance cost		4,200,000	14,300,000
Third-party debt modification costs	$ 0	$ 7,700,000	$ 2,000,000
UPC Broadband Holding [Member]
Debt Instrument [Line Items]
Portion of debt, default of which triggers event of default				€ 15.0	$ 18,200,000